BlackRock U.S. Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Shares
Shares Value
Common Stocks
Auto Components — 5.3%
Aptiv plc
(a)
........................ 2,609 $ 295,052
Automobiles — 1.4%
Tesla, Inc.
(a)
....................... 453 78,469
Building Products — 3.0%
Trane Technologies plc ............... 473 84,724
Zurn Elkay Water Solutions Corp. ........ 3,825 83,614
168,338
Construction & Engineering — 2.2%
Quanta Services, Inc. ................ 787 119,773
Containers & Packaging — 3.8%
Ball Corp. ........................ 1,500 87,360
Crown Holdings, Inc. ................ 1,424 125,540
212,900
Diversified Consumer Services — 4.4%
(a)
Duolingo , Inc., Class A ............... 559 53,379
Grand Canyon Education, Inc. .......... 1,029 119,940
Stride, Inc. ....................... 1,723 73,968
247,287
Electric Utilities — 5.7%
Avangrid , Inc. ..................... 3,281 138,360
NextEra Energy, Inc. ................ 2,372 177,022
315,382
Electronic Equipment, Instruments & Components — 2.8%
Trimble, Inc.
(a)
..................... 2,661 154,498
Food & Staples Retailing — 5.5%
Grocery Outlet Holding Corp.
(a)
.......... 5,481 166,568
North West Co., Inc. (The) ............. 5,136 139,888
306,456
Health Care Equipment & Supplies — 8.8%
Boston Scientific Corp.
(a)
.............. 8,502 393,218
Inspire Medical Systems, Inc.
(a)
......... 190 48,081
STERIS plc ....................... 220 45,432
486,731
Health Care Providers & Services — 3.1%
Encompass Health Corp. ............. 2,765 172,674
Health Care Technology — 2.4%
Veeva Systems, Inc., Class A
(a)
......... 796 135,758
Independent Power and Renewable Electricity Producers — 3.9%
Brookfield Renewable Corp., Class A ..... 6,912 217,866
Internet & Direct Marketing Retail — 1.4%
Etsy, Inc.
(a)
....................... 553 76,082
Security
Shares
Shares Value
IT Services — 8.4%
Block, Inc., Class A
(a)
................ 1,425 $ 116,451
Global Payments, Inc. ............... 620 69,887
Jack Henry & Associates, Inc. .......... 1,380 248,524
Shopify, Inc., Class A
(a)
............... 711 35,031
469,893
Life Sciences Tools & Services — 11.3%
Agilent Technologies, Inc. ............. 1,500 228,120
Danaher Corp. .................... 1,111 293,726
Thermo Fisher Scientific, Inc. ........... 183 104,371
626,217
Media — 1.3%
Cable One, Inc. .................... 93 73,459
Pharmaceuticals — 9.1%
Royalty Pharma plc, Class A ........... 8,289 324,846
Zoetis, Inc., Class A ................. 1,080 178,729
503,575
Professional Services — 4.8%
ICF International, Inc. ................ 2,630 268,760
Semiconductors & Semiconductor Equipment — 1.3%
(a)
Enphase Energy, Inc. ................ 109 24,131
SolarEdge Technologies, Inc. ........... 148 47,231
71,362
Software — 4.2%
(a)
Autodesk, Inc.
(b)
.................... 633 136,196
Instructure Holdings, Inc. .............. 2,151 58,142
Palo Alto Networks, Inc. .............. 246 39,025
233,363
Total Long-Term Investments — 94.1%
(Cost: $4,992,666) .............................. 5,233,895
Short-Term Securities
Money Market Funds — 6.3%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.07% ................... 346,299 346,299
SL Liquidity Series, LLC, Money Market Series,
4.54%
(e)
....................... 2,986 2,986
Total Short-Term Securities — 6.3%
(Cost: $349,285) ................................ 349,285
Total Investments — 100.4%
(Cost: $5,341,951 ) .............................. 5,583,180
Liabilities in Excess of Other Assets — (0.4)% ............ (21,065)
Net Assets — 100.0% ..............................
$ 5,562,115
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 111,926 $ 234,373
(a)
$ — $ — $ — $ 346,299 346,299 $ 4,021 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 2,898
(a)
— 88 — 2,986 2,986 248
(b)
—
$ 88 $ — $ 349,285 $ 4,269 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,233,895 $ — $ — $ 5,233,895
Short-Term Securities
Money Market Funds ...................................... 346,299 — — 346,299
$ 5,580,194 $ — $ — $ 5,580,194
Investments Valued at NAV
(a)
..................................... 2,986
$ —
$ 5,583,180
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.